Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended						60 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)	Dec. 18, 2013 USD ($)	Oct. 23, 2012 plaintiffs	Oct. 31, 2007 T
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) [Line Items]
Number of company operated mines included in Patriot Spin-off												8
Number of majority owned JV mines included in the Patriot spin-off												2
Number of coal preparation facilities servicing contractor-operatedines included in the Patriot spin-off												8
Proven and probable coal reserves related to Patriot | T												1,200,000,000
Initial Payment based on the construct of the negotiated settlement	$ 90.0
Amount recorded in accumulated postretirement healthcare benefit obligations to Patriot										$ 260.7
NBCWA obligations included in Accumulated other comprehensive loss										$ 63.2
Credit support to Patriot		$ 141.5				$ 122.2	$ 141.5
Fair value of credit support to Patriot		28.0				57.6	28.0
Credit support to Patriot ending after five years						85.0
Credit support in the form of surety bonds related to Patriots Coal Act obligations						50.7
Total settlement charges		128.6					128.6
Settlement charges related to accumulated postretirement healthcare benefit obligations of certain Patriot retirees under the NBCWA Agreement		30.6				0.0	30.6	$ 0.0
Charge related to settlement of other claims involving the Patriot bankruptcy		98.0					98.0
Payment to Patriot based on the construct of the negotiated settlement	70.0
Payment to the VEBA based on the construct of the negotiated settlement	$ 20.0
Payments to the VEBA to settle the accumulated postretirement healthcare benefit obligations		240.0					240.0
Total liabilities related to the Patriot settlement		$ 326.1				271.8	$ 326.1
Number of individual plaintiffs involved in class action lawsuit | plaintiffs											8
Potential exposure from Patriot bankruptcy						150.0
Scenario, Forecast [Member]
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) [Line Items]
Funding of the newly established VEBA									$ 310.0
Payment to the VEBA based on the construct of the negotiated settlement			$ 70.0	$ 75.0	$ 75.0
Surety Bond [Member]
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) [Line Items]
Credit support to Patriot						81.4
Standby Letters of Credit [Member]
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) [Line Items]
Credit support to Patriot						22.4
Corporate Guarantees [Member]
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) [Line Items]
Credit support to Patriot						$ 18.4